Short-Term Loans Receivable	12 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
SHORT-TERM LOANS RECEIVABLE

7. SHORT-TERM LOANS RECEIVABLE

The Group provided loans to a third-party real estate developing company in order to optimize the idle cash.

During the year ended June 30, 2020, the Group provided loans totaling RMB240,000, of which RMB190,000 has been repaid in the same year. As of June 30, 2020, the group had one short-term loan of RMB50,000 and accrued interest of RMB2,893 which had been fully repaid in December 2020. As of June 30, 2021, the Group did not have short-term loans receivable.

During the year ended June 30, 2022, the Group provided loans totaling RMB130,000, all of which has been repaid in the same year. As of June 30, 2022, the Group did not have short-term loans receivable.

The aforementioned loans were guaranteed by the legal representative and the controlling shareholder of the real estate developing company. The interest rate ranged from 5% to 12% per annum, and the interest had been paid with the repayment of principle.

The Group recognized interest income on short-term loans receivable of approximate RMB5,386, RMB2,730 and RMB790 during the years ended June 30, 2020, 2021 and 2022, respectively.